UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $973,478,909)
COMMON STOCK — 64.7%

	Shares	Value
ARGENTINA — 1.1%
MercadoLibre	38,300	$11,046,486

AUSTRALIA — 1.0%
Aristocrat Leisure	619,124	10,029,809

CHINA — 5.9%
Agricultural Bank of China, Cl H	18,045,000	8,432,459
Alibaba Group Holding ADR *	82,536	12,788,953
CSPC Pharmaceutical Group	8,524,000	13,292,149
NetEase ADR	34,800	10,832,544
Ping An Insurance Group of China, Cl H	959,500	7,118,736
Tencent Holdings	126,700	5,083,702

		57,548,543

DENMARK — 4.9%
Carlsberg, Cl B	110,160	12,248,281
H Lundbeck	189,124	11,364,449
TDC Group	1,473,176	9,086,804
Vestas Wind Systems	151,692	14,825,721

		47,525,255

FRANCE — 3.1%
AXA SA	275,376	8,136,687
Engie	728,109	11,726,594
Eutelsat Communications	387,638	10,503,864

		30,367,145

GERMANY — 1.8%
Bayer	61,279	7,772,859
E.ON	950,900	9,413,993

		17,186,852

HONG KONG — 2.7%
Sino Biopharmaceutical	7,996,000	7,063,604
Sun Hung Kai Properties	437,000	6,769,729
WH Group (1)	13,389,000	12,564,829

		26,398,162

INDIA — 0.6%
Tata Motors ADR *	179,900	6,195,756

ITALY — 1.4%
Azimut Holding	343,065	7,691,895
Ferrari	59,500	6,258,805

		13,950,700

JAPAN — 9.9%
Asahi Glass	207,500	8,752,098
Dai-ichi Life Holdings	498,000	8,632,392
Daiichi Sankyo	389,300	8,503,192
Marubeni	944,700	6,266,580
Mitsubishi	289,000	6,282,267
Mitsubishi Chemical Holdings	1,027,600	8,659,263
Mitsubishi UFJ Financial Group	1,651,300	10,484,920
Mixi	120,100	6,612,608
MS&AD Insurance Group Holdings	273,000	9,588,244
Nippon Telegraph & Telephone	265,200	12,965,921

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — (continued)
Suzuki Motor	199,800	$9,478,471

		96,225,956

MEXICO — 0.4%
Becle *	2,382,100	4,014,212

MONACO — 0.5%
Costamare	788,800	5,071,984

RUSSIA — 3.2%
Lukoil PJSC ADR	263,700	12,280,509
Mobile TeleSystems PJSC ADR	742,500	6,363,225
Sberbank of Russia PJSC ADR	1,068,054	12,442,829

		31,086,563

SPAIN — 1.0%
Repsol	554,978	9,302,849

SWITZERLAND — 1.8%
Roche Holding	26,817	6,791,958
Temenos Group	111,040	10,737,101

		17,529,059

THAILAND — 0.4%
PTT PLC NVDR	329,100	3,837,266

TURKEY — 0.6%
Turkiye Garanti Bankasi	1,851,686	5,545,561

UNITED KINGDOM — 2.4%
Lloyds Banking Group PLC	12,027,466	10,406,919
Playtech PLC	1,043,204	13,220,359

		23,627,278

UNITED STATES — 22.0%
AbbVie	123,801	8,654,928
Alliance Data Systems	50,100	12,095,643
Alphabet, Cl C *	17,418	16,207,449
Amazon.com *	4,600	4,543,788
Amgen	95,199	16,613,177
Biogen *	27,600	7,992,684
Celgene *	126,500	17,129,365
CME Group, Cl A	113,844	13,959,551
Donaldson	142,000	6,743,580
Eastman Chemical	87,700	7,293,132
Emerson Electric	208,500	12,428,685
Gilead Sciences	249,500	18,984,455
LaSalle Hotel Properties ‡	302,800	8,944,712
Mastercard, Cl A	40,900	5,227,020
MGM Growth Properties, Cl A ‡	373,000	11,163,890
Morgan Stanley	173,621	8,142,825
PayPal Holdings *	83,200	4,871,360
Sirius XM Holdings	2,279,046	13,355,209
Wal-Mart Stores	123,200	9,854,768
Wynn Resorts	75,800	9,803,972

		214,010,193

TOTAL COMMON STOCK (Cost $577,145,987)		$630,499,629

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2017
(Unaudited)

U.S. TREASURY OBLIGATIONS — 15.9%

	Face Amount	Value
U.S. Treasury Notes
2.375%, 05/15/27	$25,400,000	$25,581,559
1.875%, 04/30/22	129,000,000	129,317,469

TOTAL U.S. TREASURY OBLIGATIONS (Cost $155,555,259)		$154,899,028

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%

	Face Amount	Value
FFCB
1.254%, 11/13/17 (2)	$5,000,000	$5,003,140
1.243%, 11/27/17 (2)	3,500,000	3,502,062
FHLB
1.293%, 12/07/17 (2)	6,600,000	6,605,082
FNMA
1.237%, 10/05/17 (2)	7,000,000	7,002,177
1.230%, 03/21/18 (2)	4,000,000	4,003,520

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $26,116,611)		$26,115,981

EXCHANGE TRADED FUND — 2.6%

	Shares	Value
UNITED STATES — 2.6% iShares iBoxx $ Investment Grade Corporate Bond ETF	208,400	$25,239,324

TOTAL EXCHANGE TRADED FUND (Cost $25,221,923)		$25,239,324

CORPORATE OBLIGATIONS — 0.9%

	Face Amount	Value
UNITED STATES — 0.9%
Wynn Las Vegas
5.500%, 03/01/25 (1)	$4,200,000	$4,419,618
4.250%, 05/30/23 (1)	4,200,000	4,247,250

TOTAL CORPORATE OBLIGATIONS (Cost $8,678,843)		$8,666,868

TOTAL INVESTMENTS — 86.8% (Cost $792,718,623) (3)		$845,420,830

*	Non-income producing security.
‡	Real Estate Investment Trust.
(1)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On July 31, 2017, the value of these securities amounted $21,231,697 and represented 2.2% of net assets.
(2)	Floating rate security - Rate disclosed is the rate in effect as of July 31, 2017.
(3)	At July 31, 2017, the tax basis cost of the Fund’s investments was $792,718,623 and the unrealized appreciation and depreciation were $56,814,540 and $(4,112,333), respectively.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2017
(Unaudited)

A list of the open futures contracts held by the Chiron Capital Allocation Fund (the “Fund”) at July 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
CBOE VIX	843	Aug-2017	$9,576,650	$(75,779)
E-Mini NASDAQ 100 Index	(206)	Sep-2017	(23,715,997)	(520,517)
Euro Stoxx 50 Index	(518)	Sep-2017	(20,568,433)	281,541
Gold 100 Oz	104	Dec-2017	13,038,480	204,520
MINI MSCI Emerging Markets Index	(409)	Sep-2017	(21,801,154)	30,914
Nikkei 225 Index	(84)	Sep-2017	(8,330,700)	(44,425)
Russell 2000 Index	(322)	Sep-2017	(23,010,844)	77,002
U.S. 5-Year Treasury Note	170	Sep-2017	20,097,196	(12,380)

				$(59,124)

A list of the open forward foreign currency contracts held by the Fund at July 31, 2017, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Morgan Stanley	8/18/17	EUR	36,100,000	USD	41,632,758	$(1,147,287)
Morgan Stanley	8/18/17	GBP	4,300,000	USD	5,605,695	(71,504)
Morgan Stanley	8/18/17	JPY	5,628,000,000	USD	50,302,998	(790,868)

						$(2,009,659)

A list of the open OTC swap agreements held by the Fund at July 31, 2017, is as follows:

	Total Return Swaps
Reference Counterparty Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Morgan Stanley Kumba Iron	Total Return	USD 1D FUNDS FED + 100 BPS	6/14/18	$2,306,432	$19,383
Morgan Stanley MSCHIEU Basket Swap **	USD 1D FUNDS FED - 75 BPS	Total Return	6/4/18	(15,347,821)	12,085
Morgan Stanley MSCHIJP Basket Swap **	USD 1D FUNDS FED - 75 BPS	Total Return	6/4/18	(18,681,614)	89,147
Morgan Stanley MSCHIUS Basket Swap **	USD 1D FUNDS FED - 65 BPS	Total Return	6/4/18	(37,362,976)	757,065
Morgan Stanley Naver	Total Return	USD 1M LIBOR BBA + 105 BPS	6/14/18	955,380	(94,332)
Morgan Stanley Samsung Electric	Total Return	USD 1M LIBOR BBA + 105 BPS	6/14/18	9,241,731	1,846,036
				$(58,888,868)	$2,629,384

** The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps as of July 31, 2017.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2017
(Unaudited)

Morgan Stanley Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Appreciation
MSCHIEU Index
16,725	Accor	$(297,961)	$235
60,748	Acerinox	(299,637)	236
3,839	Adidas	(336,203)	265
10,480	ASOS PLC	(274,810)	216
136,387	BP PLC	(275,842)	217
8,945	DCC PLC	(271,960)	214
16,661	DONG Energy	(2,289,977)	1,803
12,485	DSV	(2,275,169)	1,791
23,535	Evonik Industries	(307,570)	242
9,644	Galapagos	(4,376)	3
19,291	GEA Group	(300,642)	237
42,107	Hikma Pharmaceuticals PLC	(271,957)	214
79,643	Husqvarna	(2,968,877)	2,338
15,983	Kesko Oyj	(309,736)	244
12	Lindt & Sprungli	(5)	-
8,029	Paddy Power Betfair PLC	(307,491)	242
10,450	Publicis	(303,056)	239
30,761	Schibsted	(2,801,459)	2,206
14,043	Shire PLC	(271,519)	214
46,511	Siemens Gamesa Renewable Energy	(292,309)	230
11,378	Symrise	(305,813)	241
88,848	Tate & Lyle PLC	(271,540)	214
18,061	Zalando	(309,912)	244

		$(15,347,821)	$12,085

MSCHIJP Index
184,210	ACOM, Ltd.	$(801,886)	$3,827
17,789	Asahi Intecc, Ltd.	(165)	1
133,929	Chiyoda	(822,410)	3,924
3,688	Cosmos Pharmaceutical	(802,073)	3,827
17,902	Domino’s Pizza Enterprises	(8,839)	42
14,202	Ezaki Glico, Ltd.	(762,917)	3,641
88,617	Hokuriku Electric Power	(838,000)	3,999
214	Japan Prime Realty Investment	(822,025)	3,923
49,709	JGC	(814,440)	3,887
96,551	Keio	(894)	4
31,236	Kewpie	(802,533)	3,830
28,088	Kyoritsu Maintenance, Ltd.	(819,469)	3,910
28,842	M3	(794,729)	3,792
58,733	Marui Group, Ltd.	(817,051)	3,899
63,217	Mitsubishi Logistics	(829,661)	3,959
23,310	MonotaRO, Ltd.	(216)	1
51,899	Nichi-Iko Pharmaceutical, Ltd.	(481)	2
12,198	Nippon Shokubai, Ltd.	(816,847)	3,898
40,653	Odakyu Electric Railway, Ltd.	(822,707)	3,926
35,929	Ono Pharmaceutical, Ltd.	(803,980)	3,837
14,346	Sawai Pharmaceutical, Ltd.	(826,468)	3,944
15,596	Sugi Holdings, Ltd.	(813,232)	3,881
21,516	Sundrug, Ltd.	(819,040)	3,908
13,991	Sysmex	(818,976)	3,908
20,818	Terumo	(805,009)	3,841
89,053	Toray Industries	(822,328)	3,924
7,462	Tsuruha Holdings	(800,366)	3,819
27,116	Universal Entertainment	(794,872)	3,793

		$(18,681,614)	$89,147

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2017
(Unaudited)

Morgan Stanley Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized Appreciation
MSCHIUS Index
74,661	Algonquin Power & Utilities	$(823,260)	$16,681
42,300	Allegheny Technologies	(662,731)	13,429
5,528	Allegiant Travel	(591,033)	11,976
17,983	Armstrong World Industries	(722,214)	14,634
16,655	Bank of the Ozarks	(594,481)	12,046
8,954	BioMarin Pharmaceutical	(649,798)	13,166
11,386	Black Hills	(656,114)	13,294
34,600	Blue Buffalo	(640,256)	12,973
10,383	Cantel Medical	(637,268)	12,913
7,400	Casey’s General Stores	(653,456)	13,241
12,006	Cavium	(615,152)	12,464
15,933	Chemical Financial	(635,137)	12,869
25,835	Cheniere Energy Partners LP	(627,225)	12,709
2,313	Chipotle Mexican Grill	(657,612)	13,325
11,539	Compass Minerals	(659,076)	13,354
47,429	Consol Energy	(657,553)	13,324
23,574	Continental Resources	(651,902)	13,209
11,393	Dexcom	(627,755)	12,720
40,467	Duluth Holdings	(648,736)	13,145
19,011	Enbridge	(812,719)	16,468
14,728	Energen	(649,114)	13,153
1,694	Fairfax Financial	(833,009)	16,879
95,253	Frank’s International	(638,227)	12,932
25,877	Genesis Energy	(646,446)	13,099
16,985	Globant	(645,882)	13,087
59,108	Gulfport Energy	(617,047)	12,503
18,392	Halliburton	(645,680)	13,083
34,242	Intrexon	(611,544)	12,391
52,715	KBR	(650,603)	13,183
25,088	Keyera	(808,533)	16,383
154,405	Lending Club	(647,563)	13,121
15,276	MacDonald, Dettwiler & Associates	(893,518)	18,105
14,133	Mercury General	(700,167)	14,187
28,003	Newfield Exploration	(665,508)	13,485
27,263	Noble Energy	(651,981)	13,211
9,910	NuVasive	(539,320)	10,928
26,595	Parsley Energy	(644,153)	13,052
4,844	Pioneer Natural Resources	(653,538)	13,242
9,457	PriceSmart	(659,069)	13,354
87,062	QEP Resources	(617,195)	12,506
23,936	Quanta Services	(667,853)	13,532
27,141	Rayonier	(652,649)	13,224
22,737	RSP Permian	(646,241)	13,094
14,536	Seattle Genetics	(607,225)	12,304
34,198	Shawcor Ltd.	(790,388)	16,015
5,833	Signature Bank	(668,660)	13,549
43,386	SM Energy	(624,118)	12,646
16,624	Spirit Airlines	(534,244)	10,825
31,223	Stantec	(819,248)	16,600
6,093	Tesaro	(643,398)	13,037
17,387	TransUnion	(659,155)	13,356
21,114	United Bankshares	(602,556)	12,209
5,286	Watsco	(659,257)	13,358
15,768	Westar Energy	(661,959)	13,413
107,164	Whitecap Resources	(816,435)	16,543
24,825	Yelp	(668,015)	13,536

		$(37,362,976)	$757,065

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2017
(Unaudited)

A list of the open centrally cleared swap agreements held by the Fund at July 31, 2017, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount	Net Unrealized Depreciation
Goldman, Sachs & Co.	CDX Investment Grade CDSI S28	SELL	1.00%	6/20/22	$(25,000,000)	$(28,762)
					$(25,000,000)	$(28,762)

For the period ended July 31, 2017, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

ADR — American Depositary Receipt

BBA — British Bankers Association

BPS — Basis Points

CBOE VIX — Chicago Board Options Exchange Volatility Index

CDX Investment Grade CDSI S28 — Credit Derivatives Index — Investment Grade

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NVDR — Non-Voting Depository Receipt

OTC — Over the Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

USD — U.S. Dollar

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at July 31, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$630,499,629	$ —	$ —	$ 630,499,629
U.S. Treasury Obligations	—	154,899,028	—	154,899,028
U.S. Government Agency Obligations	—	26,115,981	—	26,115,981
Exchange Traded Fund	25,239,324	—	—	25,239,324
Corporate Obligations	—	8,666,868	—	8,666,868
Total Investments in Securities	$655,738,953	$189,681,877	$ —	$ 845,420,830

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2017
(Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts‡
Unrealized Appreciation	$593,977	$—	$—	$593,977
Unrealized Depreciation	(653,101)	—	—	(653,101)
Forwards Contracts‡
Unrealized Depreciation	—	(2,009,659)	—	(2,009,659)
OTC Swaps‡
Total Return Swaps
Unrealized Appreciation	—	2,723,716	—	2,723,716
Unrealized Depreciation	—	(94,332)	—	(94,332)
Centrally Cleared Swaps‡
Credit Default Swaps
Unrealized Depreciation	—	(28,762)	—	(28,762)

Total Other Financial Instruments	$(59,124)	$590,963	$—	$531,839

‡  Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. There were no other significant transfers between Level 1 and 2 assets for the period ended July 31, 2017. All other transfers were considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

CHI-QH-001-0400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017